CAPITAL LEASE OBLIGATIONS (Details 1) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Capital Lease Obligations Details 1
FY 2013	$ 19,397
Thereafter
Total future payments	19,397
Less: Amount representing interest	757
Present value of future minimum payments	18,640
Less: Current portion	18,640	32,541
Long term portion	$ 0	$ 18,640